Subsequent Events - Additional Information (Detail) - USD ($)						3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 30, 2023	Jan. 20, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 05, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from promissory note related party						$ 222,500	$ 188,804	$ 1,257,500
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from promissory note related party	$ 50,000	$ 35,000		$ 37,500	$ 100,000
Debt Instrument, Interest Rate	50.00%	50.00%		0.00%	50.00%
Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Proceeds From Merger Related Acquisition Gross			$ 82,000,000
Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member] | Amount In Trust Account [Member]
Subsequent Event [Line Items]
Proceeds From Merger Related Acquisition Gross			42,000,000
Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Proceeds From Merger Related Acquisition Gross			$ 40,000,000